HOLDING COMPANY, RELATED COMPANY AND RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
Disclosure of transactions between related parties [text block]
(i)	Group companies and other related parties

Related companies in these financial statements refer to members of the TMI group that are not members of the Group (“Group companies”) and other related parties comprise of companies that are controlled by key management person
n
el
of TMI (“Other”) and joint ventures of the group.

The balances are unsecured, interest-free and repayable on demand unless otherwise stated:

	2023	2022
	US$’000	US$’000

Due from group companies	15	-
Due from other	12	-
Due from related parties	27	-

Due to group companies	168	-
Due to joint ventures	39	43
Due to other	181	-
Due to related parties	388	43

During the year

ended December 31, 2023
, the Group entered into the following transactions and arrangements with Group companies and other related parties:

	Group companies	Other	Group companies	Other	Group companies	Other
	2023	2023	2022	2022	2021	2021
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000

Charter hire expenses	(6,486)	(628)	-	-	-	-
Freight expenses	(839)	(2)	-	-	-	-
Management fees expenses	-	(31)	-	-	-	-
Management fees	1,960	-	-	-	-	-
Lease income (Note 31)	77	268	-	-	-	-
Ship cost of sale	-	(90)	-	-	-	-
Acquisition of ship and asset under construction (a)	(31,875)	-	-	-	-	-

Acquisition of subsidiaries from a related party of TMI is included in Note 37.

These related party transactions occurred under terms that are no more or less favourable than those arranged with third parties.

(a)
During the year, the Group acquired a ship and a contract for a ship under construction from subsidiaries of TMI. The acquisition was at an agreed price consistent with independent broker valuations obtained in connection with the transactions and were unanimously approved by the disinterested members of the Board of Directors.

Disclosure of detailed information about transactions between related parties [Text Block]
(ii)	Compensation of directors and key management personnel

The remuneration of the directors and other members of key management is set out below in aggregate for each of the categories specified in IAS 24
Related Party Disclosures
.

	2023	2022	2021
	US$’000	US$’000	US$’000

Short-term benefits	4,340	7,954	9,200
Share-based payments	-	5,108	1,479
	4,340	13,062	10,679